Summary of significant accounting policies (Details) - USD ($)			3 Months Ended			12 Months Ended
	Jan. 28, 2021	Mar. 08, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Going concern
Cash and cash equivalents			$ 19,843,052		$ 0	$ 10,546,749
Accumulated deficit					9,224	13,382,227
Net loss			(5,784,421)	$ (1,582,834)	$ (9,224)	(13,373,003)
Aggregate gross interest-bearing indebtedness						3,562,500
Other non-interest-bearing accounts payable, accrued liabilities and income taxes payable						$ 5,163,557
Cash proceeds from exercise of warrants	$ 20,000,000
Number of stock options exercised		18,000				0
Cash proceeds from exercise of stock options		$ 450,000	$ 450,000	$ 3,244,433